UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22424
Investment Company Act File Number
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 48.1%

	Principal
Security	Amount		Value
Chile — 4.4%
Government of Chile, 3.00%, 1/1/15(1)	CLP	3,809,421,200	$7,997,382
Government of Chile, 6.00%, 1/1/18	CLP	12,520,000,000	27,071,393
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,771,442

Total Chile			$45,840,217

Georgia — 0.7%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,127,283
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,223,566
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	1,300,000	840,629
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,929,214

Total Georgia			$7,120,692

Germany — 3.7%
Bundesrepublik Deutschland, 4.00%, 1/4/37	EUR	23,400,000	$39,072,399

Total Germany			$39,072,399

Hungary — 4.7%
Republic of Hungary, 3.50%, 7/18/16	EUR	11,574,000	$12,489,977
Republic of Hungary, 4.375%, 7/4/17	EUR	9,554,000	10,372,598
Republic of Hungary, 4.50%, 1/29/14	EUR	14,796,000	18,026,224
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,696,879
Republic of Hungary, 5.75%, 6/11/18	EUR	5,921,000	6,739,666

Total Hungary			$49,325,344

Mexico — 4.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,908,776
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,954,767
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	13,178,493

Total Mexico			$50,042,036

Philippines — 1.6%
Philippine Government Bond, 5.75%, 2/21/12	PHP	275,970,000	$6,447,498
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	10,231,966

Total Philippines			$16,679,464

Romania — 1.4%
Romania Government International Bond, 6.50%, 6/18/18	EUR	900,000	$1,182,189
Romania Government International Bond, 6.75%, 2/7/22(2)	USD	13,300,000	13,181,231

Total Romania			$14,363,420

Serbia — 5.6%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$34,406,124
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910,000	1,020,946
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740,000	954,923
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080,000	211,025
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	14,354,055
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,448,246
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,667,092
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,036,117

Total Serbia			$58,098,528

South Africa — 1.7%
Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	35,312,847	$4,835,730
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	28,826,331	3,819,320

	Principal
Security	Amount		Value
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	59,454,107	$8,060,144
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,235,832	902,083

Total South Africa			$17,617,277

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,042,600

Total Sri Lanka			$1,042,600

Turkey — 15.1%
Republic of Turkey, 7.00%, 9/26/16	USD	17,500,000	$19,337,500
Turkey Government Bond, 0.00%, 4/25/12	TRY	727,000	400,862
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	2,654,534
Turkey Government Bond, 0.00%, 11/7/12	TRY	143,048,000	75,086,816
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,003,790
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	51,397,831	26,901,529
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,262,902	6,987,063
Turkey Government Bond, 8.00%, 10/9/13	TRY	18,900,000	10,440,020

Total Turkey			$156,812,114

Venezuela — 4.3%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$17,716,208
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,588,591
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	27,093,000	23,909,572

Total Venezuela			$45,214,371

Total Foreign Government Bonds (identified cost $499,903,056)			$501,228,462

Collateralized Mortgage Obligations — 1.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.
Series 3871, Class MS, 6.910%, 6/15/41(4)(5)	$11,412,950	$2,175,905

		$2,175,905

Federal National Mortgage Association:
Series 2005-85, Class SC, 6.224%, 10/25/35(4)(5)	$27,123,016	$4,487,675
Series 2006-72, Class GI, 6.304%, 8/25/36(4)(5)(6)	48,294,378	7,438,052
Series 2007-36, Class SG, 6.324%, 4/25/37(4)(5)	19,982,911	3,118,441

		$15,044,168

Total Collateralized Mortgage Obligations (identified cost $16,477,831)		$17,220,073

Precious Metals — 6.2%

	Troy
Description	Ounces	Value
Gold(7)	20,797	$36,211,745
Platinum(7)	17,693	28,092,105

Total Precious Metals (identified cost $67,270,967)		$64,303,850

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$24,000,000	$723,288

Total Interest Rate Swaptions (identified cost $1,495,200)			$723,288

Put Options Purchased — 0.0%(8)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	$10,436
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	95,082
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	292,666

Total Put Options Purchased (identified cost $1,703,918)					$398,184

Short-Term Investments — 54.6%

Foreign Government Securities — 32.9%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.0%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	17,957	$10,110,173

Total Brazil			$10,110,173

Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	1,166	$1,524,746
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	1,885	2,461,144
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	982	1,280,901
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	2,515	3,278,451
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	797,763
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,377,061
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,237,120
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,165,258
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,391,344
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,047,959

Total Croatia			$19,561,747

Georgia — 1.9%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,503,914
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,807,802
Bank of Georgia Promissory Note, 7.00%, 4/10/12	USD	1,800	1,812,484
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,330,893
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	8,953,990
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	3,400	1,992,924
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	821,475

Total Georgia			$20,223,482

Hong Kong — 4.1%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	118,000	$15,216,632
Hong Kong Treasury Bill, 0.00%, 2/22/12	HKD	27,000	3,481,900
Hong Kong Treasury Bill, 0.00%, 2/29/12	HKD	43,500	5,611,756
Hong Kong Treasury Bill, 0.00%, 3/7/12	HKD	61,000	7,868,770
Hong Kong Treasury Bill, 0.00%, 3/21/12	HKD	35,000	4,514,470
Hong Kong Treasury Bill, 0.00%, 4/11/12	HKD	32,500	4,188,940
Hong Kong Treasury Bill, 0.00%, 4/18/12	HKD	15,000	1,934,432

Total Hong Kong			$42,816,900

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 0.1%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	6,108,000	$679,022

Total Indonesia			$679,022

Israel — 0.3%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	11,854	$3,162,334

Total Israel			$3,162,334

Kazakhstan — 0.0%(8)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	$115,109

Total Kazakhstan			$115,109

Malaysia — 10.4%
Bank Negara Monetary Note, 0.00%, 2/14/12	MYR	57,589	$18,911,031
Bank Negara Monetary Note, 0.00%, 2/23/12	MYR	67,722	22,220,494
Bank Negara Monetary Note, 0.00%, 3/1/12	MYR	48,355	15,862,475
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	18,013	5,906,728
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	11,941	3,908,385
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	87,026	28,447,130
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	39,495	12,910,158

Total Malaysia			$108,166,401

Philippines — 1.9%
Philippine Treasury Bill, 0.00%, 2/1/12	PHP	96,310	$2,245,684
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	27,290	636,137
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	107,740	2,510,823
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	129,540	3,017,821
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	241,210	5,615,423
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	103,300	2,397,684
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	23,350	541,556
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	50,640	1,170,951
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	45,450	1,048,392

Total Philippines			$19,184,471

Romania — 4.6%
Romania Treasury Bill, 0.00%, 3/21/12	RON	14,310	$4,277,036
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	11,842,684
Romania Treasury Bill, 0.00%, 5/2/12	RON	49,540	14,721,682
Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	4,757,852
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,358,642
Romania Treasury Bill, 0.00%, 8/16/12	RON	9,840	2,876,006
Romania Treasury Bill, 0.00%, 9/5/12	RON	18,470	5,381,233

Total Romania			$48,215,135

Serbia — 2.9%
Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,080,104
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	12,187,324
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	417,930	5,052,822
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	2,544,669
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,201,873

Total Serbia			$30,066,792

Slovakia — 2.0%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	16,100	$20,960,619

Total Slovakia			$20,960,619

South Korea — 1.7%
Korea Monetary Stabilization Bond, 0.00%, 2/21/12	KRW	7,794,650	$6,925,680
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	1,964,740	1,744,514
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,783,480	2,469,891
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	4,777,810	4,239,538

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	2,161,180	$1,906,463
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	893,770	787,401

Total South Korea			$18,073,487

Spain — 0.1%
Spain Letras del Tesoro, 0.00%, 2/17/12	EUR	1,009	$1,319,376

Total Spain			$1,319,376

Total Foreign Government Securities (identified cost $351,069,944)			$342,655,048

U.S. Treasury Obligations — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(6)	$16,568	$16,567,402

Total U.S. Treasury Obligations (identified cost $16,567,605)		$16,567,402

Repurchase Agreements — 12.7%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/27/12 with a maturity date of 3/12/12, an interest rate of 0.00% and repurchase proceeds of EUR 4,170,000, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,377,115.	EUR	4,170	$5,454,567
Dated 1/30/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 20,263,081, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $26,443,647.	EUR	20,263	26,504,379
Dated 1/30/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 16,200,122, collateralized by EUR 15,462,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $21,141,245.	EUR	16,200	21,189,798
Dated 1/30/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 13,788,598, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,021,887.	EUR	13,789	18,036,546
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 21,527,802, collateralized by EUR 19,350,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $28,161,526.	EUR	21,527	28,158,220
Citibank NA:
Dated 1/13/12 with a maturity date of 2/6/12, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 9,810,219, collateralized by EUR 8,880,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $12,923,739.	EUR	9,812	12,835,106
Dated 1/25/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 15,213,642, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $20,458,144.	EUR	15,211	19,896,219

Total Repurchase Agreements (identified cost $132,041,973)			$132,074,835

Other — 7.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$76,636	$76,636,317

Total Other (identified cost $76,636,317)		$76,636,317

Total Short-Term Investments (identified cost $576,315,839)		$567,933,602

Total Investments — 110.7% (identified cost $1,163,166,811)		$1,151,807,459

Other Assets, Less Liabilities — (10.7)%		$(111,092,260)

Net Assets — 100.0%		$1,040,715,199

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $14,223,831 or 1.4% of the Portfolio’s net assets.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated rate represents the coupon rate in effect at January 31, 2012.

(6)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(7)		Non-income producing.

(8)		Amount is less than 0.05%.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $13,899.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,203,134)

Total Belgium			$(20,203,134)

	Principal
	Amount
Security	(000’s omitted)		Value
France
Government of France, 3.75%, 4/25/17	EUR	(28,230)	$(40,015,416)
Government of France, 3.75%, 10/25/19	EUR	(12,738)	(17,852,414)
Government of France, 4.00%, 10/25/38	EUR	(34,802)	(47,091,001)

Total France			$(104,958,831)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	(5,375,796)

Total Spain			$(5,375,796)

Total Foreign Government Bonds (proceeds $136,555,917)			$(130,537,761)

Total Securities Sold Short (proceeds $136,555,917)			$(130,537,761)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $78,709,626 or 7.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
2/29/12	Gold 3,113 Troy Ounces	United States Dollar 5,151,108	Citibank NA	$(269,060)
3/28/12	Gold 3,727 Troy Ounces	United States Dollar 6,025,217	Citibank NA	(462,170)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citibank NA	(1,384,851)

				$(2,116,081)

(1)	Non-deliverable contracts that are settled with counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/1/12	Philippine Peso 96,310,000	United States Dollar 2,243,420	Deutsche Bank	$(2,354)
2/2/12	Euro 3,966,006	United States Dollar 5,215,297	Australia and New Zealand Banking Group Limited	27,565
2/2/12	Serbian Dollar 336,223,426	Euro 3,182,427	Citibank NA	6,478

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/6/12	New Taiwan Dollar 305,690,000	United States Dollar 10,166,622	Nomura International PLC	$(162,818)
2/6/12	Russian Ruble 215,635,000	United States Dollar 7,129,726	Barclays Bank PLC	13,424
2/6/12	Russian Ruble 168,165,000	United States Dollar 5,560,093	Standard Chartered Bank	10,377
2/9/12	Euro 31,701,710	United States Dollar 40,944,858	Bank of America	(523,087)
2/9/12	Euro 1,166,000	United States Dollar 1,607,669	Goldman Sachs International	82,464
2/9/12	New Taiwan Dollar 148,418,000	United States Dollar 4,936,571	Citibank NA	(77,726)
2/9/12	New Taiwan Dollar 124,400,000	United States Dollar 4,139,078	Credit Suisse International	(63,771)
2/9/12	New Taiwan Dollar 140,160,000	United States Dollar 4,661,899	Credit Suisse International	(73,401)
2/9/12	New Taiwan Dollar 245,038,000	United States Dollar 8,156,243	Standard Chartered Bank	(122,357)
2/13/12	Euro 58,355,960	United States Dollar 74,363,584	Deutsche Bank	(1,970,457)
2/13/12	Euro 42,900,000	United States Dollar 54,659,088	Goldman Sachs International	(1,457,379)
2/14/12	Czech Koruna 202,596,000	Euro 7,924,121	Credit Suisse International	(99,332)
2/16/12	Euro 1,885,000	United States Dollar 2,553,949	Standard Chartered Bank	88,212
2/17/12	Euro 1,009,000	United States Dollar 1,346,106	Goldman Sachs International	26,247
2/21/12	Croatian Kuna 8,149,000	Euro 1,074,145	Credit Suisse International	1,451
2/21/12	New Taiwan Dollar 111,723,000	United States Dollar 3,696,866	Barclays Bank PLC	(75,186)
2/21/12	New Taiwan Dollar 114,251,000	United States Dollar 3,778,641	Credit Suisse International	(78,763)
2/21/12	New Taiwan Dollar 112,435,000	United States Dollar 3,719,811	Nomura International PLC	(76,281)
2/21/12	New Taiwan Dollar 114,251,000	United States Dollar 3,778,641	Standard Chartered Bank	(78,763)
2/23/12	British Pound Sterling 1,122,392	United States Dollar 1,735,128	Nomura International PLC	(33,245)
2/23/12	Croatian Kuna 11,764,000	Euro 1,556,702	Barclays Bank PLC	10,481
2/23/12	Euro 982,000	United States Dollar 1,331,445	Standard Chartered Bank	46,890
2/24/12	Euro 1,512,595	United States Dollar 1,926,411	Australia and New Zealand Banking Group Limited	(52,219)
2/24/12	Euro 3,490,000	United States Dollar 4,518,381	Bank of America	(46,898)
2/24/12	Euro 1,659,665	United States Dollar 2,113,732	Bank of America	(57,280)
2/24/12	Euro 37,261,617	United States Dollar 47,437,392	Deutsche Bank	(1,304,630)
2/24/12	Euro 97,505,219	United States Dollar 124,232,421	Goldman Sachs International	(3,314,420)
2/24/12	Indonesian Rupiah 56,939,000,000	United States Dollar 6,358,347	Nomura International PLC	40,748
2/28/12	South African Rand 23,955,858	United States Dollar 2,838,372	Goldman Sachs International	(212,610)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	Euro 9,680,000	United States Dollar 12,715,890	Goldman Sachs International	$53,339
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	77,512
2/29/12	South African Rand 18,659,701	United States Dollar 2,388,931	Standard Chartered Bank	12,818
3/1/12	Euro 2,515,000	United States Dollar 3,361,147	Standard Chartered Bank	71,232
3/7/12	South African Rand 27,635,352	United States Dollar 3,410,509	Nomura International PLC	(104,900)
3/15/12	South African Rand 51,013,507	United States Dollar 6,110,426	Standard Bank	(371,186)
3/19/12	Croatian Kuna 8,164,500	Euro 1,079,389	Citibank NA	11,233
3/19/12	New Taiwan Dollar 157,555,000	United States Dollar 5,189,559	Australia and New Zealand Banking Group Limited	(130,897)
3/19/12	New Taiwan Dollar 156,670,000	United States Dollar 5,160,408	Citibank NA	(130,162)
3/19/12	New Taiwan Dollar 129,281,000	United States Dollar 4,258,267	Credit Suisse International	(107,407)
3/19/12	New Taiwan Dollar 155,271,000	United States Dollar 5,114,328	Nomura International PLC	(129,000)
3/19/12	South African Rand 295,601,925	United States Dollar 34,853,785	State Street Bank and Trust Co.	(2,682,290)
3/22/12	South African Rand 21,285,115	United States Dollar 2,537,719	Goldman Sachs International	(163,909)
3/26/12	Croatian Kuna 13,635,200	Euro 1,793,067	Deutsche Bank	8,948
4/2/12	New Taiwan Dollar 270,541,000	United States Dollar 9,136,503	Barclays Bank PLC	(4,939)
4/2/12	New Taiwan Dollar 336,752,000	United States Dollar 11,372,530	Credit Suisse International	(6,148)
4/2/12	New Taiwan Dollar 304,914,000	United States Dollar 10,297,322	Deutsche Bank	(5,567)
4/2/12	New Taiwan Dollar 302,376,000	United States Dollar 10,211,611	HSBC Bank USA	(5,521)
4/3/12	Brazilian Real 5,061,000	United States Dollar 3,007,130	Deutsche Bank	151,720
4/3/12	Brazilian Real 5,060,000	United States Dollar 3,008,323	Nomura International PLC	153,478
4/3/12	Brazilian Real 1,572,000	United States Dollar 947,273	Standard Bank	60,353
4/3/12	Brazilian Real 6,264,000	United States Dollar 3,733,015	Standard Chartered Bank	198,874
4/25/12	Croatian Kuna 39,087,000	Euro 5,130,874	Deutsche Bank	35,918
4/27/12	Russian Ruble 66,032,000	United States Dollar 2,120,829	Barclays Bank PLC	(33,094)
4/27/12	Russian Ruble 121,705,000	United States Dollar 3,908,945	Credit Suisse International	(60,996)
4/27/12	Russian Ruble 137,263,000	United States Dollar 4,407,735	Standard Chartered Bank	(69,699)
5/30/12	Croatian Kuna 13,416,000	Euro 1,752,809	Credit Suisse International	11,518
6/8/12	Croatian Kuna 32,746,650	Euro 4,253,917	Citibank NA	2,763
6/19/12	Croatian Kuna 14,169,300	Euro 1,858,513	Citibank NA	28,088

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
7/11/12	Euro 16,100,000	United States Dollar 21,676,235	Deutsche Bank	$600,527
7/30/12	Russian Ruble 65,155,000	United States Dollar 2,063,500	Citibank NA	(33,911)
7/30/12	Russian Ruble 115,865,000	United States Dollar 3,669,517	Credit Suisse International	(60,304)
7/30/12	Russian Ruble 143,980,000	United States Dollar 4,560,263	Nomura International PLC	(74,610)
10/9/12	Croatian Kuna 10,430,340	Euro 1,350,206	Credit Suisse International	17,538
10/23/12	Croatian Kuna 24,042,000	Euro 3,097,398	Barclays Bank PLC	25,712
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	(67,956)
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	(79,342)
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	(34,434)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(513,020)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	43,478
11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	88,234
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	47,567
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	78,605
1/17/13	Croatian Kuna 17,109,338	Euro 2,198,578	Barclays Bank PLC	39,181
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	(12,114)
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	4,321

				$(12,587,089)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 793,339	United States Dollar 1,037,925	Goldman Sachs International	$(199)
2/3/12	South Korean Won 6,080,695,000	United States Dollar 5,284,344	Australia and New Zealand Banking Group Limited	127,801
2/3/12	South Korean Won 6,081,388,000	United States Dollar 5,283,569	BNP Paribas SA	129,193
2/3/12	South Korean Won 6,012,917,000	United States Dollar 5,225,443	Deutsche Bank	126,377
2/6/12	Serbian Dollar 1,479,867,200	Euro 13,960,353	Citibank NA	16,449
2/6/12	Serbian Dollar 336,223,426	Euro 3,181,102	Citibank NA	(8,471)
2/6/12	Serbian Dollar 614,228,699	Euro 5,788,876	Standard Bank	13,970
2/9/12	Polish Zloty 99,078,147	Euro 22,084,109	State Street Bank and Trust Co.	1,794,242

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indian Rupee 623,030,000	United States Dollar 11,965,469	Standard Chartered Bank	$603,703
2/9/12	Philippine Peso 381,570,000	United States Dollar 8,635,150	Credit Suisse International	265,122
2/9/12	Yuan Renminbi 15,060,000	United States Dollar 2,383,477	Australia and New Zealand Banking Group Limited	4,601
2/13/12	Philippine Peso 146,868,000	United States Dollar 3,323,557	Citibank NA	102,803
2/13/12	Philippine Peso 234,300,000	United States Dollar 5,313,046	Standard Chartered Bank	153,062
2/13/12	Yuan Renminbi 131,635,000	United States Dollar 20,816,795	Australia and New Zealand Banking Group Limited	73,334
2/13/12	Yuan Renminbi 96,655,000	United States Dollar 15,118,880	Bank of America	220,014
2/13/12	Yuan Renminbi 70,913,000	United States Dollar 11,097,496	Citibank NA	156,210
2/13/12	Yuan Renminbi 65,245,000	United States Dollar 10,209,686	Standard Chartered Bank	144,524
2/13/12	Yuan Renminbi 124,087,000	United States Dollar 19,628,429	Standard Chartered Bank	63,852
2/17/12	South Korean Won 12,505,000,000	United States Dollar 10,772,279	Australia and New Zealand Banking Group Limited	333,269
2/17/12	South Korean Won 11,059,000,000	United States Dollar 9,529,513	Standard Chartered Bank	291,859
2/23/12	Polish Zloty 47,454,500	Euro 10,929,306	HSBC Bank USA	376,676
2/23/12	Swedish Krona 112,961,945	Euro 12,881,524	Nomura International PLC	(261,191)
2/23/12	Swedish Krona 112,961,945	Euro 12,874,256	Standard Chartered Bank	(251,685)
2/23/12	Indian Rupee 513,200,000	United States Dollar 10,126,482	Barclays Bank PLC	175,778
2/23/12	Indian Rupee 456,190,000	United States Dollar 9,003,335	Standard Chartered Bank	154,475
2/24/12	Indonesian Rupiah 123,655,000,000	United States Dollar 13,365,218	Bank of America	354,776
2/24/12	New Turkish Lira 586,749	United States Dollar 317,505	Bank of America	10,873
2/29/12	New Turkish Lira 29,248,436	South African Rand 127,210,660	Deutsche Bank	150,335
2/29/12	Yuan Renminbi 16,858,200	United States Dollar 2,675,565	Australia and New Zealand Banking Group Limited	288
2/29/12	Yuan Renminbi 17,770,000	United States Dollar 2,797,324	Bank of America	23,257
2/29/12	Yuan Renminbi 15,041,000	United States Dollar 2,387,726	Bank of America	(311)
2/29/12	Yuan Renminbi 21,708,000	United States Dollar 3,418,044	Citibank NA	27,604
2/29/12	Yuan Renminbi 21,706,400	United States Dollar 3,416,717	HSBC Bank USA	28,678
3/12/12	Indian Rupee 153,420,000	United States Dollar 2,874,514	Citibank NA	189,922

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/12/12	Indian Rupee 133,950,000	United States Dollar 2,509,719	Credit Suisse International	$165,820
3/12/12	Singapore Dollar 55,715,000	United States Dollar 43,235,504	Standard Chartered Bank	1,058,308
3/12/12	Yuan Renminbi 70,913,000	United States Dollar 11,085,353	Australia and New Zealand Banking Group Limited	160,070
3/12/12	Yuan Renminbi 94,432,299	United States Dollar 14,745,831	Bank of America	229,295
3/12/12	Yuan Renminbi 65,245,000	United States Dollar 10,200,907	Deutsche Bank	145,681
3/19/12	South Korean Won 11,402,703,000	United States Dollar 9,862,224	Australia and New Zealand Banking Group Limited	230,551
3/19/12	South Korean Won 12,001,630,000	United States Dollar 10,378,442	HSBC Bank USA	244,456
3/19/12	South Korean Won 11,463,667,000	United States Dollar 9,916,667	Standard Chartered Bank	230,068
3/21/12	Romanian Leu 53,473,543	Euro 12,293,616	JPMorgan Chase Bank	(83,858)
3/23/12	Philippine Peso 441,060,000	United States Dollar 10,059,987	HSBC Bank USA	228,172
3/30/12	Norwegian Krone 90,263,315	Euro 11,762,532	Australia and New Zealand Banking Group Limited	(38,382)
3/30/12	Norwegian Krone 90,263,315	Euro 11,762,991	Standard Chartered Bank	(38,984)
3/30/12	Indian Rupee 297,298,000	United States Dollar 5,493,311	Bank of America	421,643
3/30/12	Indian Rupee 316,467,000	United States Dollar 5,845,345	Barclays Bank PLC	450,990
3/30/12	Indian Rupee 316,486,000	United States Dollar 5,845,696	Citibank NA	451,017
4/9/12	Mexican Peso 196,106,000	United States Dollar 14,152,636	Standard Chartered Bank	807,680
5/2/12	Philippine Peso 96,310,000	United States Dollar 2,236,647	Deutsche Bank	6,251
6/18/12	Yuan Renminbi 70,350,000	United States Dollar 11,142,613	Standard Chartered Bank	39,295
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	260
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	1,151
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	3,185
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(2,101)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	4,534

				$10,306,292

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	121 Euro-Bobl	Long	$19,466,363	$19,882,380	$416,017
3/12	63 Euro-Buxl	Long	9,907,137	10,472,298	565,161
3/12	119 Euro-Schatz	Short	(17,153,748)	(17,189,302)	(35,554)
3/12	41 Japan 10-Year Bond	Short	(76,174,364)	(76,701,522)	(527,158)
3/12	163 U.S. 5-Year Treasury Note	Short	(20,008,250)	(20,219,641)	(211,391)
3/12	127 U.S. 10-Year Treasury Note	Short	(16,770,597)	(16,795,750)	(25,153)
4/12	162 Gold	Short	(28,113,480)	(28,194,480)	(81,000)
4/12	424 Platinum	Long	30,550,661	33,667,720	3,117,059

					$3,217,981

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	985,330	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$39,794
Bank of America	HUF	312,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	14,302
Bank of America	HUF	260,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	9,554
Bank of America	HUF	358,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	11,276
Bank of America	HUF	111,400	Receives	6-Month HUF BUBOR	7.32	12/22/16	4,489
Bank of America	HUF	233,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(13,316)
Bank of America	HUF	339,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(17,702)
Bank of America	ZAR	10,073	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(24,562)
Bank of America	ZAR	20,153	Receives	3-Month ZAR JIBAR	7.18	12/15/15	(74,969)
Bank of America	ZAR	5,063	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(1,746)
Bank of America	ZAR	10,070	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(17,353)
Bank of America	ZAR	7,680	Receives	3-Month ZAR JIBAR	7.31	11/19/20	(5,707)
Citibank NA	ZAR	5,016	Receives	3-Month ZAR JIBAR	7.29	11/19/20	(2,859)
Citibank NA	ZAR	27,635	Receives	3-Month ZAR JIBAR	7.69	1/7/21	(99,988)
Credit Suisse International	HUF	492,670	Receives	6-Month HUF BUBOR	7.32	12/16/16	19,897
Credit Suisse International	HUF	120,600	Receives	6-Month HUF BUBOR	7.29	12/22/16	5,514
Credit Suisse International	HUF	103,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	3,185
Credit Suisse International	HUF	400,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(21,865)
Credit Suisse International	HUF	514,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(914)
Credit Suisse International	HUF	176,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(6,655)
Credit Suisse International	HUF	186,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(4,337)
Deutsche Bank	HUF	182,820	Receives	6-Month HUF BUBOR	7.98	1/19/17	(11,821)
Deutsche Bank	ZAR	3,910	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(6,783)
Deutsche Bank	ZAR	6,983	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(2,407)
Deutsche Bank	ZAR	4,655	Receives	3-Month ZAR JIBAR	7.27	11/19/20	(1,847)
Deutsche Bank	ZAR	4,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(22,419)
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	82,633
JPMorgan Chase Bank	HUF	529,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	19,230
JPMorgan Chase Bank	HUF	642,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	21,021
JPMorgan Chase Bank	HUF	627,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	27,553
JPMorgan Chase Bank	HUF	616,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	20,161
JPMorgan Chase Bank	HUF	227,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(5,294)
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	34,396
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	8,781
Nomura International PLC	HUF	457,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	12,741

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Standard Bank	ZAR	16,000	Receives	3-Month ZAR JIBAR	7.87%	11/30/20	$(88,250)

$(96,267)

HUF	-	Hungarian Forint

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.26%	$311,671	$(75,862)	$235,809
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.26	111,007	(61,629)	49,378
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.26	55,505	(31,731)	23,774
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.26	53,813	(40,578)	13,235
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.26	55,386	(43,145)	12,241
Argentina	Credit Suisse International	3,253	5.00	(1)	6/20/13	4.26	51,948	(12,644)	39,304
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	4.26	56,722	(23,084)	33,638
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	4.26	58,895	(33,759)	25,136
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	4.26	55,318	(31,709)	23,609
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.26	90,705	(48,346)	42,359
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.26	55,318	(31,709)	23,609
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.26	51,411	(29,453)	21,958
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.26	55,388	(43,147)	12,241
Argentina	Morgan Stanley & Co. International PLC	5,000	5.00	(1)	9/20/13	4.85	41,441	(72,325)	(30,884)
Panama	Credit Suisse International	1,900	1.00	(1)	12/20/16	1.31	(25,353)	56,362	31,009
Panama	Credit Suisse International	1,700	1.00	(1)	12/20/16	1.31	(22,684)	44,351	21,667
Panama	Deutsche Bank	2,100	1.00	(1)	12/20/16	1.31	(28,022)	55,728	27,706
Panama	Deutsche Bank	1,900	1.00	(1)	12/20/16	1.31	(25,353)	52,117	26,764
Panama	Goldman Sachs International	1,900	1.00	(1)	12/20/16	1.31	(25,353)	56,362	31,009
Panama	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	12/20/16	1.31	(26,687)	62,005	35,318
Panama	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	12/20/16	1.31	(26,687)	54,868	28,181
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.67	(21,296)	5,576	(15,720)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.67	(76,332)	20,950	(55,382)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.67	(54,557)	16,767	(37,790)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.67	(91,646)	27,930	(63,716)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.62	(99,953)	97,633	(2,320)
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.67	(21,296)	6,554	(14,742)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.67	(47,857)	13,807	(34,050)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.67	(114,499)	38,359	(76,140)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.71	(242,969)	116,725	(126,244)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.71	(218,672)	59,398	(159,274)

							$(64,688)	$206,371	$141,683

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Brazil	Bank of America	$1,217	1.00	%(1)	12/20/20	$64,831	$(40,300)	$24,531
Brazil	Bank of America	533	1.00	(1)	12/20/20	28,393	(17,264)	11,129
Brazil	Bank of America	280	1.00	(1)	12/20/20	14,916	(8,676)	6,240
Brazil	Bank of America	4,600	1.00	(1)	12/20/20	245,050	(130,287)	114,763
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	76,177	(48,457)	27,720
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	2,002,404	(1,475,178)	527,226
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	123,015	(99,879)	23,136
Brazil	Citibank NA	270	1.00	(1)	12/20/20	14,384	(8,465)	5,919
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	650,744	(457,891)	192,853
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	57,212	(40,703)	16,509
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	123,014	(84,485)	38,529
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	14,915	(8,777)	6,138
China	Bank of America	6,100	1.00	(1)	3/20/17	100,696	(187,012)	(86,316)

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
China	Barclays Bank PLC	$10,076	1.00	%(1)	3/20/17	$166,330	$(281,112)	$(114,782)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	61,078	(98,104)	(37,026)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	70,983	(114,013)	(43,030)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	208,684	(168,758)	39,926
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	159,991	(127,108)	32,883
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	459,639	(356,995)	102,644
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	239,182	(193,422)	45,760
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	197,920	(67,962)	129,958
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	324,285	(104,320)	219,965
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	328,090	(112,668)	215,422
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	700,335	(180,425)	519,910
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	26,413	(20,344)	6,069
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	18,489	(15,189)	3,300
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	31,694	(37,064)	(5,370)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	26,631	(14,640)	11,991
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	34,954	(26,992)	7,962
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	23,303	(16,515)	6,788
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	26,630	(21,863)	4,767
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	41,613	(40,614)	999
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	16,645	(16,542)	103
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	64,182	(132,489)	(68,307)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	33,289	(26,552)	6,737
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	248,561	(218,760)	29,801
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	30,375	(26,621)	3,754
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	17,167	(14,127)	3,040
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	13,207	(11,617)	1,590
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	33,289	(27,315)	5,974
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	13,207	(9,716)	3,491
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	43,274	(37,515)	5,759
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	268,667	(119,770)	148,897
South Africa	Bank of America	890	1.00	(1)	12/20/20	74,957	(30,464)	44,493
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	322,567	(138,437)	184,130
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	192,025	(77,753)	114,272
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	391,857	(271,790)	120,067
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	403,001	(182,998)	220,003
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	168,443	(75,606)	92,837
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	74,957	(32,390)	42,567
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	702,558	(327,153)	375,405
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	780,620	(426,044)	354,576
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,883,371	(1,846,085)	37,286
Spain	Bank of America	2,400	1.00	(1)	9/20/20	401,612	(230,849)	170,763
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	405,126	(204,021)	201,105
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	663,736	(359,380)	304,356
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	544,604	(422,926)	121,678
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	187,207	(99,491)	87,716
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	878,816	(463,663)	415,153
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	878,538	(522,277)	356,261
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	380,484	(311,826)	68,658
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	878,816	(506,253)	372,563
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	595,661	(369,885)	225,776
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	16,017	(3,838)	12,179
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	48,050	(2,308)	45,742
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	22,423	(7,984)	14,439
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	213,469	(305,592)	(92,123)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	65,668	(28,257)	37,411
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	35,472	(31,323)	4,149
Venezuela	Barclays Bank PLC	824	5.00	(1)	12/20/21	154,372	(194,421)	(40,049)
Venezuela	Barclays Bank PLC	688	5.00	(1)	12/20/21	128,893	(175,192)	(46,299)
Venezuela	Barclays Bank PLC	842	5.00	(1)	12/20/21	157,744	(209,884)	(52,140)
Venezuela	Barclays Bank PLC	726	5.00	(1)	12/20/21	136,012	(190,252)	(54,240)
Venezuela	Barclays Bank PLC	872	5.00	(1)	12/20/21	163,364	(221,985)	(58,621)
Venezuela	Barclays Bank PLC	1,512	5.00	(1)	12/20/21	283,265	(389,349)	(106,084)
Venezuela	Barclays Bank PLC	1,624	5.00	%(1)	12/20/21	304,249	(421,716)	(117,467)
Venezuela	Barclays Bank PLC	1,657	5.00	(1)	12/20/21	310,430	(429,818)	(119,388)
Venezuela	Barclays Bank PLC	2,336	5.00	(1)	12/20/21	437,638	(559,212)	(121,574)
Venezuela	Barclays Bank PLC	3,192	5.00	(1)	12/20/21	598,005	(788,079)	(190,074)

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Venezuela	Credit Suisse International		$746	5.00	(1)	12/20/21	$139,759	$(199,513)	$(59,754)
Venezuela	Deutsche Bank		1,424	5.00	(1)	12/20/21	266,779	(370,974)	(104,195)
Venezuela	Deutsche Bank		1,520	5.00	(1)	12/20/21	284,765	(395,784)	(111,019)
Venezuela	Deutsche Bank		3,730	5.00	(1)	12/20/21	698,796	(915,188)	(216,392)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	5,000	1.00	(1)	12/20/16	336,565	(442,248)	(105,683)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	10,050	1.00	(1)	12/20/16	676,496	(1,120,504)	(444,008)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	8,166	5.00	(1)	12/20/16	(604,446)	(45,030)	(649,476)

							$23,126,599	$(19,594,248)	$3,532,351

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $124,835,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	700	$394	3 Month USD-LIBOR-BBA	6.97%	8/18/21	$(17,619)
Barclays Bank PLC	TRY	19,188	10,316	3 Month USD-LIBOR-BBA	5.80	10/9/13	(353,710)
Citibank NA	TRY	10,951	7,200	3-Month USD-LIBOR-BBA	8.23	9/3/20	274,987
Citibank NA	TRY	5,133	3,216	3 Month USD-LIBOR-BBA	8.23	2/25/21	(164,699)
Credit Suisse International	TRY	10,104	5,676	3 Month USD-LIBOR-BBA	6.90	8/18/21	(229,871)
Deutsche Bank	TRY	18,837	11,832	3 Month USD-LIBOR-BBA	8.20	2/24/21	(627,212)
Deutsche Bank	TRY	13,388	7,517	3 Month USD-LIBOR-BBA	7.00	8/18/21	(364,157)

							$(1,482,281)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Forward Commodity Contracts	$—	$(2,116,081)
Commodity	Futures Contracts*	3,117,059	(81,000)

		$3,117,059	$(2,197,081)

Credit	Credit Default Swaps	$24,835,573	$(1,773,662)

		$24,835,573	$(1,773,662)

Equity Price	Put Options Purchased	$398,184	$—

		$398,184	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$13,168,768	$(15,449,565)

		$13,168,768	$(15,449,565)

Interest Rate	Cross-Currency Swaps	$274,987	$(1,757,268)
Interest Rate	Futures Contracts*	981,178	(799,256)
Interest Rate	Interest Rate Swaps	334,527	(430,794)

		$1,590,692	$(2,987,318)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,164,637,611

Gross unrealized appreciation	$22,996,350
Gross unrealized depreciation	(35,826,502)

Net unrealized depreciation	$(12,830,152)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$501,228,462	$—	$501,228,462
Collateralized Mortgage Obligations	—	17,220,073	—	17,220,073
Precious Metals	64,303,850	—	—	64,303,850
Interest Rate Swaptions	—	723,288	—	723,288
Put Options Purchased	—	398,184	—	398,184
Short-Term Investments —
Foreign Government Securities	—	342,655,048	—	342,655,048
U.S. Treasury Obligations	—	16,567,402	—	16,567,402
Repurchase Agreements	—	132,074,835	—	132,074,835
Other	—	76,636,317	—	76,636,317

Total Investments	$64,303,850	$1,087,503,609	$—	$1,151,807,459

Forward Foreign Currency Exchange Contracts	$—	$13,168,768	$—	$13,168,768
Swap Contracts	—	25,445,087	—	25,445,087
Futures Contracts	4,098,237	—	—	4,098,237

Total	$68,402,087	$1,126,117,464	$—	$1,194,519,551

Liability Description

Securities Sold Short	$—	$(130,537,761)	$—	$(130,537,761)
Forward Commodity Contracts	—	(2,116,081)	—	(2,116,081)
Forward Foreign Currency Exchange Contracts	—	(15,449,565)	—	(15,449,565)
Swap Contracts	—	(3,961,724)	—	(3,961,724)
Futures Contracts	(880,256)	—	—	(880,256)

Total	$(880,256)	$(152,065,131)	$—	$(152,945,387)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: March 26, 2012